Impairments - Net impairments/(reversal of impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	$ (1,260)	$ (2,487)	$ 1,287
Property, plant and equipment, intangible assets and equity accounted investments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	1,321	(2,419)	1,439
Property Plant And Equipment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	897	(3,313)	1,285
Intangible assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	61	62	154
Equity accounted investments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	$ 363	$ 832	$ 0